Taxation - Reconciliation of Total Tax (Benefits) Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Income tax (benefits)/expenses at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	$ 5,047	$ 246	$ (3,736)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	1,640	2,571	787
Non-deductible expenses	468	47	101
Effect of Super Deduction	(2,594)	(2,262)	(733)
Effect of tax holidays and tax concessions	(5,243)	(4,100)	(197)
Change in valuation allowance of deferred tax assets	4,709	3,507	4,704
Expiration of tax loss			84
Others	41	(134)	139
Income tax (benefits)/expenses	$ 4,068	$ (125)	$ 1,149